Consolidated Statements of Changes in Equity	Issued capital [member] SGD ($)	Share application monies [member] SGD ($)	Capital reserve [member] SGD ($)	Warrant reserve [member] SGD ($)	Translation reserve [member] SGD ($)	Retained earnings [member] SGD ($)	Equity attributable to owners of parent [member] SGD ($)	Non-controlling interests [member] SGD ($)	USD ($)	SGD ($)
Balance at Dec. 31, 2021	$ 6,548,960	$ 1,141,395			$ (30,980)	$ (5,067,332)	$ 2,592,043	$ (439)		$ 2,591,604
IfrsStatementLineItems [Line Items]
Total comprehensive loss for the year					(96,504)	(3,131,209)	(3,227,713)	(243)		(3,227,956)
Issuance of shares	2,364,045	(1,141,395)					1,222,650			1,222,650
Balance at Dec. 31, 2022	8,913,005				(127,484)	(8,198,541)	586,980	(682)		586,298
IfrsStatementLineItems [Line Items]
Total comprehensive loss for the year					(89,918)	(4,132,896)	(4,222,814)	(274)		(4,223,088)
Issuance of shares	14,807,015						14,807,015			14,807,015
Warrant exercised before year end				73,930			73,930			73,930
Total transactions with owners of the Company	14,807,015			73,930			14,880,945			14,880,945
Balance at Dec. 31, 2023	23,720,020			73,930	(217,402)	(12,331,437)	11,245,111	(956)		11,244,155
IfrsStatementLineItems [Line Items]
Total comprehensive loss for the year					163,645	(2,516,698)	(2,353,053)	(5,163)	$ (1,726,113)	(2,358,216)
Warrant exercised before year end
Effect of dilution of interest in subsidiaries			73,982				73,982	83,868		157,850
Warrant reserve capitalized in the year	73,930			(73,930)
Total transactions with owners of the Company	73,930		73,982	(73,930)			73,982	83,868		157,850
Balance at Dec. 31, 2024	$ 23,793,950		$ 73,982		$ (53,757)	$ (14,848,135)	$ 8,966,040	$ 77,749	$ 6,619,667	$ 9,043,789